Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company’s contract revenues by customer for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
BP	41.5%	35.0%	28.9%
ExxonMobil *	26.4%	14.5%	23.6%
Tullow	17.4%	18.8%	13.9%
Chevron	14.7%	12.1%	9.4%
Total	—%	19.6%	24.2%
Total	100.0%	100.0%	100.0%

* During 2014 and 2013 the ExxonMobil drilling contract relating to the West Aquarius was assigned to Hibernia Management and Development Co. Ltd.

Company's revenues and fixed assets by geographic area
Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2014, 2013 and 2012 and fixed assets as of December 31, 2014 and 2013 by geographic area:
Revenues

(In US$ millions)	2014	2013	2012
United States	556.6	370.4	259.3
Ghana	233.5	198.6	126.8
Nigeria	228.5	207.5	209.8
Canada	126.1	153.5	87.3
Thailand	105.6	40.6	—
Other	92.3	93.7	228.6
Total	1,342.6	1,064.3	911.8
Fixed Assets—Drilling Units (1)

(In US$ millions)	2014	2013
United States	3,024.3	1,274.8
Ghana	608.4	632.1
Canada	539.3	543.5
Nigeria	525.4	543.5
Thailand	261.2	271.8
Angola	182.5	182.6
Total	5,141.1	3,448.3

(1)
The fixed assets referred to in the table above include the ten drilling units at December 31, 2014 and eight drilling units at December 31, 2013. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.